SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of revenue

Revenue is disaggregated by the major revenue streams from the four types of real estate sales and other revenue. The Company’s revenue disaggregated by revenue streams for the fiscal years ended June 30, 2026, 2025, and 2024 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Type I	¥5,195,960	¥4,868,494	¥7,522,291
Type II	9,405,222	7,860,724	5,791,517
Type III.a. land only	1,564,800	3,089,207	1,924,423
Type III.b. construction only (over time)	653,944	1,033,051	1,376,455
Type IV	640,900	1,455,933	1,872,388
Other revenue	713,380	535,254	463,609
Total revenue	¥18,174,206	¥18,842,663	¥18,950,683

The Company generates other revenue, which includes income from hotel operations, leasing, commission, property management, and other miscellaneous sources. The primary components of other revenue for the fiscal years ended June 30, 2026, 2025, and 2024 were as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Hotels	¥431,291	320,799	231,580
Leasing(a)	79,534	48,537	57,834
Commission	101,735	99,457	100,855
Property management	88,140	55,422	58,991
Other	12,680	11,039	14,349
Other revenue	¥713,380	¥535,254	¥463,609

(a)	Leasing revenue is recognized over time under ASC 842 (Leases).

The Company recognizes revenue either at a point in time or over time depending on how performance obligations are satisfied. The Company’s revenue, disaggregated by timing of revenue recognition for the fiscal years ended June 30, 2026, 2025, and 2024 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Point in time	¥16,921,296	¥17,705,652	¥17,574,228
Over time	1,252,910	1,137,011	1,376,455
Total revenue	¥18,174,206	¥18,842,663	¥18,950,683

Schedule of revenue from external customers by product

The table below shows revenue from external customers for each product the Company offers for the fiscal years ended June 30, 2026, 2025, and 2024 (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Single-family home	¥5,077,199	¥7,043,336	¥6,698,836
Condominium	9,796,918	6,677,016	11,788,238
Hotel	2,586,709	4,587,057	—
Other revenue	713,380	535,254	463,609
Total revenue	¥18,174,206	¥18,842,663	¥18,950,683

Schedule of revenue from external customers by geographic areas

The table below shows revenue from external customers in Japan and all foreign countries for the fiscal years ended June 30, 2026, 2025, and 2024 (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Japan	¥18,156,469	¥18,829,625	¥18,931,809
All foreign countries	17,737	13,038	18,874
Total revenue	¥18,174,206	¥18,842,663	¥18,950,683

Schedule of long-lived assets

The table below shows long-lived assets, which consist of property and equipment and right-of-use assets for operating leases, located in Japan and all foreign countries as of June 30, 2026 and 2025 (in thousands):

	June 30,
	2026	2025
Japan	¥6,222,232	¥6,188,067
All foreign countries	451,135	464,496
Total	¥6,673,367	¥6,652,563